Impairment Charges - Summary of Impairment Losses and Estimated Recoverable Amounts (Detail) $ in Millions	9 Months Ended
Sep. 30, 2020 CAD ($)
Clearwater [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Impairment amount	$ 140
Recoverable amount	306
Kaybob-Edson [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Impairment amount	175
Recoverable amount	$ 414